Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,371,870.00
Previously Paid Amount	0.00
Total Fee Amount	13,032.76
Total Offset Amount	0.00
Net Fee	$ 13,032.76
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A